Other Income, Net - Schedule of Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expenses [Abstract]
Foreign exchange losses, net	$ (153)	$ (1,893)	$ (543)
Government grants	2,283	1,662	701
Gains on disposal of property and equipment, net	375	339	542
Fair value gains on other investments	4,909
Others	140	182	(42)
Total	$ 7,554	$ 290	$ 658